Fair Value of Financial Instruments (Fair Value of Financial Assets) (Details) - Fair Value Measurements Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets measured at fair value	$ 71	$ 71	$ 101
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets measured at fair value
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets measured at fair value
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets measured at fair value	71	71	101
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets measured at fair value
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets measured at fair value
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets measured at fair value	71	71	101
Estimate Of Fair Value Fair Value Disclosure [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets measured at fair value	$ 71	$ 71	$ 101